Cost of Sales - Schedule of Cost of Sales (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cost Of Revenue [Abstract]
Production and delivery	$ 76,028	$ 51,503
Depreciation and depletion	33,718	25,515
Write-down of carrying value of inventory	38,018	25,472
Cost of sales during mine operations	147,764	102,490
Cost of sales related to idled mine assets	30,439	52,958
Cost of sales	$ 178,203	$ 155,448